Net interest income (Tables)	12 Months Ended
Dec. 31, 2021
Net interest income
Schedule of net interest income

Skr mn	2021	2020	2019
Interest income
Loans to credit institutions	131	236	546
Loans to the public	3,782	4,210	4,597
Loans in the form of interest--bearing securities	776	897	829
Interest-bearing securities excluding loans in the form of interest-bearing securities	50	242	686
Derivatives	-2,239	-1,708	-538
Administrative remuneration -CIRR-system[1]	198	197	194
Other assets	21	34	43
Total interest income	2,719	4,108	6,357
Interest expenses
Interest expenses excl. resolution fee	-724	-2,076	-4,471
Resolution fee	-88	-86	-169
Total interest expenses	-812	-2,162	-4,640
Net interest income	1,907	1,946	1,717

Skr mn	2021	2020	2019
Interest income were related to:
Financial assets at fair value through profit or loss	-1,750	-1,070	452
Derivatives used for hedge accounting	-439	-396	-303
Financial assets at amortized cost	4,908	5,574	6,208
Total interest income	2,719	4,108	6,357
Interest expenses were related to:
Financial liabilities at fair value through profit or loss	530	725	1,158
Financial assets measured at fair value through profit or loss - negative interest on income	-73	-60	-72
Financial assets measured at amortized cost - negative interest income	0	0	-9
Derivatives used for hedge accounting	2,146	1,904	-286
Financial liabilities at amortized cost	-3,415	-4,731	-5,431
Total interest expenses	-812	-2,162	-4,640
Net interest income	1,907	1,946	1,717

Schedule of interest income by geographical areas

Skr mn	2021	2020	2019
Sweden	863	1,223	1,281
Europe except Sweden	-944	-166	1,340
Countries outside of Europe	2,800	3,051	3,736
Total interest income	2,719	4,108	6,357

Schedule of interest income by product group

Skr mn	2021	2020	2019
Lending to Swedish exporters	1,596	1,921	1,954
Lending to exporters’ customers[2]	932	1,229	1,784
Liquidity	191	958	2,619
Total interest income	2,719	4,108	6,357
1	Including administrative remuneration for concessionary loans by Skr 1 million (2020: Skr 1 million).
2	In interest income for Lending to exporters’ customers, Skr 197 million (2020: Skr 196 million) represents remuneration from the CIRR-system, see Note 24.